Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Jan. 31, 2017
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Jun. 01, 2017
Parametric Emerging Markets Fund | Investor Class
Risk/Return:
Trading Symbol	EAEMX
Parametric Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	ECEMX
Parametric Emerging Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	EIEMX
Parametric Emerging Markets Fund | Class R6
Risk/Return:
Trading Symbol	EREMX
Parametric International Equity Fund | Investor Class
Risk/Return:
Trading Symbol	EAISX
Parametric International Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	EIISX
Parametric International Equity Fund | Class R
Risk/Return:
Trading Symbol	ERISX
Parametric International Equity Fund | Class R6
Risk/Return:
Trading Symbol	ESISX
Parametric Volatility Risk Premium - Defensive Fund | Institutional Class
Risk/Return:
Trading Symbol	EIVPX